Related-Party Transactions and Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 14,313,000
The Allstate Corporation common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	3,458,139	3,772,456
Cost of shares purchased	$ 19,552,193
Selling price	78,988,846
Realized gain	56,233,017
Dividends	$ 14,401,142